UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
IRSA Inversiones y Representaciones SA - ADR	7,807	$54,649
Pampa Energia SA - ADR (a)	8,258	33,445
Tenaris SA - ADR	16,174	619,141
		707,235
Australia — 0.6%
Asciano Ltd.	99,274	450,418
BHP Billiton Ltd.	25,807	857,244
Newcrest Mining Ltd.	46,634	1,140,448
Orica Ltd.	24,541	638,210
Telstra Corp. Ltd.	164,720	691,785
		3,778,105
Belgium — 0.1%
RHJ International - ADR (a)	23,000	107,638
RHJ International (a)	144,998	676,390
		784,028
Brazil — 2.1%
Banco do Brasil SA	31,520	335,319
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	39,709	1,618,047
Cia Energetica de Minas Gerais - ADR	59,507	1,131,228
Cosan Ltd. (b)	120,069	1,524,876
Cyrela Brazil Realty SA	94,691	683,890
Hypermarcas SA (a)	196,512	1,237,070
Itau Unibanco Holding SA, Preference Shares	64,674	1,024,773
MRV Engenharia e Participacoes SA	162,150	882,282
Petroleo Brasileiro SA - ADR	108,692	2,068,409
Qualicorp SA (a)	73,571	655,217
SLC Agricola SA	83,562	916,686
Telefonica Brasil - ADR	58,976	1,377,090
Tractebel Energia SA	25,678	457,999
		13,912,886
Canada — 3.8%
Athabasca Oil Corp. (a)	84,100	1,030,652
Bank of Nova Scotia	17,270	901,515
Brookfield Asset Management, Inc., Class A	23,424	791,965
Canadian Natural Resources Ltd.	42,960	1,170,660
Canadian Pacific Railway Ltd.	13,604	1,103,965
Canadian Pacific Railway Ltd.	2,167	176,130
Detour Gold Corp. (a)	22,888	507,583
Eldorado Gold Corp.	114,217	1,235,733
Goldcorp, Inc. (c)	104,637	3,771,117
Katanga Mining Ltd. (a)	30,892	15,402
Kinross Gold Corp.	22,175	184,274
Kinross Gold Corp.	103,068	861,255
Nexen, Inc. (c)	68,002	1,727,251
Osisko Mining Corp. (a)	97,235	830,936

Common Stocks	Shares	Value
Canada (concluded)
Potash Corp. of Saskatchewan, Inc. (c)	94,526	$4,174,268
Rogers Communications, Inc., Class B	16,795	658,532
Silver Wheaton Corp.	46,295	1,274,964
Sino-Forest Corp. (a)	60,390	1
Suncor Energy, Inc.	101,837	3,113,449
Talisman Energy, Inc.	44,830	554,312
Teck Resources Ltd., Class B	3,982	111,615
TELUS Corp.	7,727	482,490
The Toronto-Dominion Bank	2,903	228,454
Valeant Pharmaceuticals International, Inc. (a)(c)	11,100	527,916
		25,434,439
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA - ADR	9,050	542,366
China — 1.3%
Beijing Enterprises Holdings Ltd.	405,275	2,630,926
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	3,106,585	186,395
China BlueChemical Ltd.	626,500	410,025
China Shenhua Energy Co. Ltd., Class H	132,263	492,202
China Telecom Corp. Ltd.	431,000	223,760
China Unicom Ltd.	169,500	247,998
CSR Corp. Ltd.	204,600	149,600
Dongfang Electric Corp. Ltd.	139,800	202,160
Dongfeng Motor Group Co. Ltd., Class H	181,000	249,865
Guangzhou Automobile Group Co.
Ltd. (a)	293,672	219,004
Haitian International Holdings Ltd.	197,000	189,480
Huaneng Power International, Inc.	773,800	558,849
Jiangsu Expressway Co. Ltd.	355,400	328,637
Ping An Insurance Group Co. of China Ltd.	43,376	337,747
Shanghai Electric Group Co. Ltd., Class H	946,500	353,496
Sinopharm Group Co. (b)	288,600	844,589
Tianjin Development Holdings Ltd. (a)	1,729,328	825,748
Tianjin Port Development Holdings Ltd. (b)	1,103,238	118,873
Zhongsheng Group Holdings Ltd. (b)	305,757	324,510
		8,893,864
Denmark — 0.1%
A.P. Moller - Maersk A/S, Class B	58	401,303
Egypt — 0.0%
Telecom Egypt	10,276	21,466

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France — 2.1%
AXA SA	51,048	$620,218
BNP Paribas SA	54,047	1,996,479
Essilor International SA	22,697	1,975,613
Eutelsat Communications SA (a)	20,685	624,515
LVMH Moet Hennessy Louis Vuitton SA	8,467	1,273,695
Safran SA	30,914	1,046,119
Sanofi - ADR	2,974	120,863
Sanofi	21,371	1,743,606
Technip SA	4,369	458,634
Total SA	39,368	1,813,929
Total SA - ADR	51,223	2,353,697
		14,027,368
Germany — 3.6%
Allianz AG, Registered Shares	11,036	1,094,863
BASF SE	26,261	1,917,171
Bayer AG, Registered Shares	28,637	2,175,051
Bayerische Motoren Werke AG	10,295	766,187
Daimler AG, Registered Shares	13,058	650,619
Deutsche Telekom AG, Registered Shares	154,347	1,739,791
Fresenius Medical Care AG & Co. KGaA	14,483	1,046,945
Fresenius SE & Co. KGaA	16,254	1,730,853
Infineon Technologies AG	142,651	1,036,544
K+S AG	9,908	488,805
Kabel Deutschland Holding AG (a)	14,697	919,629
Lanxess AG	17,794	1,233,670
Linde AG	14,578	2,168,191
Muenchener Rueckversicherungs AG, Registered Shares	3,815	540,555
SAP AG	9,792	621,429
Siemens AG, Registered Shares	36,060	3,055,686
Volkswagen AG, Preference Shares	14,296	2,432,781
		23,618,770
Hong Kong — 1.2%
AIA Group Ltd.	126,400	441,618
Cheung Kong Holdings Ltd.	51,200	669,877
Cheung Kong Infrastructure Holdings Ltd.	97,000	587,675
China Resources Gas Group Ltd.	304,000	586,055
China Resources Power Holdings Co. Ltd.	378,000	794,360
Hutchison Whampoa Ltd.	91,527	820,449
The Link Real Estate Investment Trust	525,948	2,300,832
Sun Hung Kai Properties Ltd.	47,972	595,892
Wharf Holdings Ltd.	93,000	535,547
Yuanda China Holdings Ltd.	2,607,430	263,916
		7,596,221
India — 0.0%
Adani Enterprises Ltd.	72,265	233,748

Common Stocks	Shares	Value
Indonesia — 0.1%
Bumi Resources Tbk PT	2,914,207	$318,169
Telekomunikasi Indonesia Tbk PT	326,600	314,987
		633,156
Ireland — 0.1%
Covidien Plc	14,935	834,568
Israel — 0.4%
Check Point Software Technologies Ltd. (a)	2,732	132,693
Teva Pharmaceutical Industries Ltd. - ADR	60,142	2,459,207
		2,591,900
Italy — 0.7%
Eni SpA	98,864	2,038,600
Fiat Industrial SpA	196,209	1,922,326
Intesa Sanpaolo SpA	364,268	460,457
Telecom Italia SpA	257,363	209,499
		4,630,882
Japan — 8.7%
Aisin Seiki Co. Ltd.	16,391	498,244
Asahi Kasei Corp.	125,100	663,047
Astellas Pharma, Inc.	14,227	675,862
Bridgestone Corp.	71,568	1,612,000
Canon, Inc. (c)	41,831	1,396,869
Daihatsu Motor Co. Ltd.	25,323	423,192
Daiwa House Industry Co. Ltd.	33,220	471,943
Denso Corp.	23,940	762,726
East Japan Railway Co.	38,612	2,469,885
Fanuc Ltd.	6,232	962,148
Fuji Heavy Industries Ltd.	220,746	1,636,277
Futaba Industrial Co. Ltd.	39,689	185,053
Hitachi Chemical Co. Ltd.	34,200	519,483
Hitachi Ltd.	103,900	612,537
Honda Motor Co. Ltd.	53,426	1,698,427
Hoya Corp.	58,478	1,297,092
Inpex Corp.	335	1,861,381
JGC Corp.	61,005	1,864,495
JSR Corp.	23,800	418,929
Kao Corp.	15,100	408,100
KDDI Corp.	207	1,425,236
Kinden Corp.	12,812	86,151
Kirin Holdings Co. Ltd.	81,689	926,598
Kubota Corp.	190,609	1,802,075
Kuraray Co. Ltd.	43,840	513,131
Kyowa Hakko Kirin Co. Ltd.	65,911	733,105
Mitsubishi Corp.	111,713	2,210,654
Mitsubishi Tanabe Pharma Corp.	29,230	446,108
Mitsui & Co. Ltd.	205,607	3,036,127
Mitsui Fudosan Co. Ltd. (c)	38,000	732,159
MS&AD Insurance Group Holdings, Inc.	66,585	1,076,846
Murata Manufacturing Co. Ltd.	18,852	938,522
Nintendo Co. Ltd.	7,700	856,555

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Nippon Electric Glass Co.	39,899	$210,043
Nippon Telegraph & Telephone Corp.	33,500	1,555,053
NTT DoCoMo, Inc.	1,297	2,168,032
Okumura Corp.	140,239	479,762
Rinnai Corp.	9,546	614,563
Rohm Co. Ltd.	11,777	422,694
Shin-Etsu Chemical Co. Ltd.	41,867	2,113,395
Sony Financial Holdings, Inc.	34,700	553,454
Sumitomo Corp.	45,300	634,612
Sumitomo Electric Industries Ltd.	29,952	352,219
Sumitomo Mitsui Financial Group, Inc.	41,323	1,301,314
Suzuki Motor Corp.	101,939	1,862,568
TDK Corp.	14,027	532,025
Terumo Corp.	11,635	475,226
Toda Corp.	134,804	411,453
Tokio Marine Holdings, Inc.	108,050	2,475,660
Tokyo Gas Co. Ltd.	351,166	1,810,077
Toyota Industries Corp.	58,375	1,553,087
Ube Industries Ltd.	324,954	708,550
West Japan Railway Co.	17,600	759,089
Yahoo! Japan Corp.	1,704	619,458
Yamada Denki Co. Ltd. (c)	18,080	937,020
		57,770,311
Kazakhstan — 0.2%
KazMunaiGas Exploration Production –GDR	66,972	1,218,221
Malaysia — 0.5%
Axiata Group Bhd	424,200	792,952
British American Tobacco Malaysia Bhd	24,600	468,486
IHH Healthcare BHD (a)(d)	1,618,600	1,655,063
Telekom Malaysia Bhd	320,200	576,682
		3,493,183
Mexico — 0.4%
America Movil, SAB de CV - ADR, Series L	79,084	2,110,752
Fomento Economico Mexicano SAB de CV - ADR	5,935	506,968
		2,617,720
Netherlands — 0.9%
ASML Holding NV	3,700	212,750
CNH Global NV (a)	4,130	157,435
DE Master Blenders 1753 NV (a)	49,827	577,452
ING Groep NV CVA (a)	144,233	948,820
Koninklijke KPN NV	73,121	600,178
Koninklijke Philips Electronics NV	67,064	1,474,885
Unilever NV - NY Shares	7,923	274,532

Common Stocks	Shares	Value
Netherlands (concluded)
Unilever NV CVA	21,623	$750,703
Ziggo NV	32,979	953,568
		5,950,323
Norway — 0.2%
Statoil ASA	47,542	1,129,910
Philippines — 0.1%
Philippine Long Distance Telephone Co. - ADR	7,580	494,974
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	95,841	242,832
Russia — 0.4%
Federal Hydrogenerating Co. (a)	3,808,554	83,788
Federal Hydrogenerating Co. - ADR	328,848	805,677
LSR Group - GDR (d)	38,052	134,670
Novorossiysk Commercial Sea Port - GDR	64,077	470,005
Sberbank (a)	394,802	1,106,072
		2,600,212
Singapore — 1.4%
CapitaLand Ltd.	489,200	1,172,370
DBS Group Holdings Ltd.	42,940	506,581
Fraser and Neave Ltd.	102,000	669,360
Global Logistic Properties Ltd.	503,000	904,587
Keppel Corp. Ltd.	170,720	1,527,940
M1 Ltd.	149,890	304,237
Oversea-Chinese Banking Corp.	182,980	1,399,482
Raffles Medical Group Ltd.	173,000	344,066
Sembcorp Marine Ltd.	103,900	404,280
Singapore Press Holdings Ltd.	104,300	343,947
Singapore Telecommunications Ltd.	530,260	1,521,624
United Overseas Bank Ltd.	24,500	392,476
		9,490,950
South Africa — 0.3%
Life Healthcare Group Holdings Ltd.	182,069	737,754
Randgold Resources Ltd. - ADR	12,872	1,151,787
		1,889,541
South Korea — 1.5%
Cheil Industries, Inc.	5,907	503,416
Hyundai Motor Co.	5,396	1,120,991
KT Corp.	3,510	100,187
KT Corp. - ADR	44,733	637,445
KT&G Corp.	14,248	1,049,736
LG Corp.	8,585	440,193
Mando Corp.	1,119	160,557
POSCO	1,458	465,679
POSCO - ADR	6,460	513,764
Samsung Electronics Co. Ltd.	3,818	4,388,871

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea (concluded)
Samsung Fine Chemicals Co. Ltd.	7,580	$412,640
		9,793,479
Sweden — 0.1%
Millicom International Cellular SA	1,454	131,443
SKF AB, Class B	14,196	292,784
		424,227
Switzerland — 1.5%
Garmin Ltd.	3,900	150,579
Nestle SA, Registered Shares	52,869	3,248,070
Novartis AG, Registered Shares	19,247	1,130,165
Roche Holding AG	7,589	1,343,827
Swisscom AG, Registered Shares	2,318	927,315
Syngenta AG, Registered Shares	3,759	1,281,752
TE Connectivity Ltd.	4,776	157,656
Transocean Ltd. (a)	6,186	289,690
UBS AG, Registered Shares	81,938	861,989
Zurich Insurance Group AG	3,101	688,243
		10,079,286
Taiwan — 0.7%
Cheng Shin Rubber Industry Co. Ltd.	186,300	492,690
Chunghwa Telecom Co. Ltd.	191,068	570,216
Chunghwa Telecom Co. Ltd. - ADR	41,035	1,217,509
Far EasTone Telecommunications Co. Ltd.	264,339	662,886
HON HAI Precision Industry Co. Ltd.	139,586	388,894
Taiwan Semiconductor Manufacturing Co. Ltd.	353,994	958,188
Yulon Motor Co. Ltd.	287,000	498,419
		4,788,802
Thailand — 0.5%
Bangkok Dusit Medical Services PCL	158,200	498,931
PTT Global Chemical PCL	542,774	1,021,905
PTT Public Company THB10	70,236	727,580
Siam Commercial Bank PCL	171,205	873,162
		3,121,578
Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	23,495	516,068
United Arab Emirates — 0.1%
NMC Health Plc (a)	102,196	312,445
United Kingdom — 5.2%
Amlin Plc	49,678	292,748
Anglo American Plc	6,231	184,653
Antofagasta Plc	72,142	1,205,429
AstraZeneca Plc -ADR	3,218	150,634
AstraZeneca Plc	61,918	2,891,698
BG Group Plc	157,776	3,105,865
BHP Billiton Plc	31,756	925,970
BP Plc -ADR	42,278	1,686,892

Common Stocks	Shares	Value
United Kingdom (concluded)
BP Plc	188,580	$1,252,158
British American Tobacco Plc	14,836	788,007
BT Group Plc	496,461	1,689,068
Delta Topco Ltd.	1,559,597	914,410
Diageo Plc -ADR	29,882	3,194,386
Genel Energy Plc (a)	64,465	647,363
GlaxoSmithKline Plc -ADR	3,382	155,572
Glencore International Plc	73,032	365,246
Guinness Peat Group Plc (a)	698,435	284,975
HSBC Holdings Plc	217,315	1,815,474
Invensys Plc	151,540	570,419
Lloyds Banking Group Plc (a)	420,598	199,489
National Grid Plc	207,234	2,149,596
Polyus Gold International, Ltd. (a)	455,842	1,461,545
Rio Tinto Plc	11,599	534,156
Royal Dutch Shell Plc - ADR	33,604	2,291,793
Scottish & Southern Energy Plc	86,784	1,782,510
Shire Plc	18,520	534,212
Unilever Plc	14,295	512,568
Unilever Plc - ADR	8,758	313,624
Vodafone Group Plc	330,128	944,805
Vodafone Group Plc - ADR	54,297	1,561,039
		34,406,304
United States — 53.2%
3M Co.	16,416	1,497,632
Abbott Laboratories	2,753	182,551
Accenture Plc, Class A	2,553	153,946
ACE Ltd.	37,667	2,768,524
Activision Blizzard, Inc. (c)	180,866	2,175,818
Adobe Systems, Inc. (a)	5,912	182,563
The AES Corp.	90,129	1,086,956
Aetna, Inc.	57,511	2,073,847
Agilent Technologies, Inc.	32,528	1,245,497
Alcoa, Inc. (c)	82,037	694,853
Allergan, Inc.	24,283	1,992,906
Alliance Data Systems Corp. (a)	1,537	199,810
The Allstate Corp.	10,596	363,443
Altria Group, Inc.	40,493	1,456,533
Amdocs Ltd. (a)	5,314	158,092
Ameren Corp.	4,689	160,411
American Electric Power Co., Inc.	32,081	1,355,101
American Express Co.	20,350	1,174,398
American Tower Corp.	24,245	1,753,156
American Water Works Co., Inc.	20,326	736,818
Ameriprise Financial, Inc.	2,175	112,491
AmerisourceBergen Corp.	23,865	947,440
Amgen, Inc.	2,418	199,727
Anadarko Petroleum Corp.	47,861	3,323,468
Analog Devices, Inc.	3,257	127,284
Apache Corp.	27,446	2,363,650
Apple, Inc. (c)	32,899	20,093,393
Applied Materials, Inc.	92,700	1,009,503
Arch Capital Group Ltd. (a)	14,921	578,935
AT&T, Inc.	192,622	7,304,226

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Autoliv, Inc.	1,531	$86,609
Axis Capital Holdings Ltd.	3,448	113,301
Bank of America Corp.	330,829	2,428,285
The Bank of New York Mellon Corp.	108,859	2,316,520
Berkshire Hathaway, Inc., Class B (a)	8,460	717,746
BioMarin Pharmaceutical, Inc. (a)(c)	12,720	499,769
The Boeing Co.	29,572	2,185,667
BorgWarner, Inc. (a)	9,529	639,396
Bristol-Myers Squibb Co.	72,133	2,567,935
Bunge Ltd.	2,429	159,755
CA, Inc.	66,034	1,589,438
Calpine Corp. (a)	80,535	1,376,343
Capital One Financial Corp.	13,111	740,640
Cardinal Health, Inc.	3,064	132,028
CenturyLink, Inc.	11,137	462,631
Chevron Corp.	51,918	5,689,174
The Chubb Corp.	17,349	1,261,099
Cigna Corp.	18,140	730,679
Cisco Systems, Inc.	257,080	4,100,426
Citigroup, Inc.	133,433	3,620,037
CMS Energy Corp.	31,892	786,457
CNA Financial Corp.	5,634	147,104
Coach, Inc.	2,281	112,522
Cobalt International Energy, Inc. (a)	46,814	1,175,031
The Coca-Cola Co.	12,202	985,922
Cognizant Technology Solutions Corp., Class A (a)	4,647	263,810
Colgate-Palmolive Co.	21,759	2,336,046
Comcast Corp., Class A	139,849	4,552,085
ConAgra Foods, Inc.	5,641	139,276
ConocoPhillips (c)	2,267	123,415
Consol Energy, Inc. (c)	111,671	3,236,226
Constellation Brands, Inc., Class A (a)	5,329	150,331
Corning, Inc.	259,985	2,966,429
Coventry Health Care, Inc.	3,588	119,588
Crown Castle International Corp. (a)	11,367	703,390
Crown Holdings, Inc. (a)	13,408	481,347
Cummins, Inc.	7,179	688,466
CVS Caremark Corp.	38,046	1,721,581
DaVita, Inc. (a)	12,385	1,218,932
Dell, Inc. (a)	92,619	1,100,314
Delphi Automotive Plc (a)	11,400	323,646
Denbury Resources, Inc. (a)	37,183	562,207
Devon Energy Corp.	56,963	3,367,653
Diamond Offshore Drilling, Inc.	2,416	158,055
Discover Financial Services	35,721	1,284,527
DISH Network Corp., Class A (a)	5,318	163,582
Dominion Resources, Inc.	13,470	731,556
The Dow Chemical Co.	46,588	1,340,803
Dr. Pepper Snapple Group, Inc.	8,303	378,451
E.I. du Pont de Nemours & Co.	32,138	1,597,259

Common Stocks	Shares	Value
United States (continued)
Eastman Chemical Co.	3,011	$157,415
eBay, Inc. (a)	23,602	1,045,569
Electronic Arts, Inc. (a)	106,620	1,174,952
Eli Lilly & Co.	13,422	590,971
EMC Corp. (a)(c)	111,058	2,910,830
Endurance Specialty Holdings Ltd.	11,544	400,230
Engility Holdings, Inc. (a)	385	5,614
Expedia, Inc.	3,381	192,683
Express Scripts Holding Co. (a)	14,250	825,645
Exxon Mobil Corp. (e)	52,321	4,544,079
Fidelity National Financial, Inc., Class A	31,814	592,377
Fidelity National Information Services, Inc.	5,181	162,891
FMC Corp.	67,839	3,710,793
Ford Motor Co.	122,951	1,136,067
Freeport-McMoRan Copper & Gold, Inc.	25,320	852,524
Freescale Semiconductor Ltd. (a)(b)	111,500	1,189,705
Fusion-io, Inc. (a)(b)	50,669	968,791
General Dynamics Corp.	16,409	1,040,987
General Electric Co.	341,564	7,087,453
General Mills, Inc.	38,086	1,473,928
General Motors Co. (a)	57,449	1,132,320
Gilead Sciences, Inc. (a)	40,131	2,180,317
The Goldman Sachs Group, Inc.	18,205	1,836,884
Google, Inc., Class A (a)	7,199	4,556,751
H.J. Heinz Co.	18,073	997,810
Halliburton Co.	38,105	1,262,419
HCA Holdings, Inc. (c)	81,162	2,149,170
HealthSouth Corp. (a)	31,683	709,699
Helmerich & Payne, Inc.	2,953	137,315
Herbalife Ltd.	2,819	154,735
Hess Corp.	11,654	549,603
Hewlett-Packard Co.	63,568	1,159,480
Hillshire Brands Co.	19,016	487,000
Hologic, Inc. (a)	59,955	1,110,367
Humana, Inc.	16,728	1,030,445
Intel Corp. (c)	173,181	4,450,752
International Game Technology	38,200	432,424
International Paper Co.	17,067	559,968
Intuit, Inc.	2,643	153,347
Johnson & Johnson	96,533	6,682,014
Johnson Controls, Inc.	20,289	500,124
JPMorgan Chase & Co.	92,148	3,317,328
Juniper Networks, Inc. (a)	93,037	1,630,939
KBR, Inc.	28,842	756,814
KLA-Tencor Corp.	2,765	140,766
The Kroger Co.	5,610	124,374
L-3 Communications Holdings, Inc.	2,307	163,543
Lear Corp.	3,600	127,980
Life Technologies Corp. (a)	22,350	980,718
Lincoln National Corp.	7,184	144,039
Lorillard, Inc.	6,026	775,185

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
M&T Bank Corp.	7,419	$636,847
Macy’s, Inc.	3,607	129,275
Marathon Oil Corp.	92,320	2,443,710
Marathon Petroleum Corp.	95,036	4,495,203
MasterCard, Inc., Class A	5,700	2,488,449
Mattel, Inc. (c)	47,936	1,685,909
McDermott International, Inc. (a)	53,837	629,893
McDonald’s Corp.	15,254	1,363,097
The McGraw-Hill Cos., Inc.	2,818	132,333
McKesson Corp.	17,565	1,593,672
Mead Johnson Nutrition Co. (c)	29,299	2,137,655
Medtronic, Inc.	52,419	2,066,357
Merck & Co., Inc.	98,164	4,335,904
MetLife, Inc. (a)	24,650	758,481
MetroPCS Communications, Inc. (a)	65,789	576,312
Mettler-Toledo International, Inc. (a)	3,643	563,936
Microsoft Corp.	202,952	5,980,995
Monsanto Co.	16,803	1,438,673
Motorola Solutions, Inc.	17,213	832,076
Murphy Oil Corp.	2,797	150,087
Mylan, Inc. (a)	52,605	1,211,493
National Oilwell Varco, Inc.	43,055	3,112,876
Navistar International Corp. (a)	21,104	519,158
NetApp, Inc. (a)	51,101	1,669,470
Newmont Mining Corp.	48,414	2,152,971
NextEra Energy, Inc.	37,793	2,679,524
Northern Trust Corp.	14,127	641,366
Occidental Petroleum Corp.	68,272	5,941,712
Oracle Corp. (c)	331,881	10,022,806
PACCAR, Inc.	12,340	493,723
Parker Hannifin Corp.	1,887	151,564
PerkinElmer, Inc.	24,042	614,273
Perrigo Co.	9,590	1,093,452
Pfizer, Inc.	244,215	5,870,929
Philip Morris International, Inc.	27,958	2,556,480
Phillips 66	117,117	4,403,599
Platinum Underwriters Holdings Ltd.	7,927	301,385
PPG Industries, Inc.	1,777	194,510
PPL Corp.	40,821	1,179,727
Praxair, Inc.	5,730	594,545
Precision Castparts Corp.	7,990	1,242,924
The Procter & Gamble Co.	82,919	5,351,592
The Progressive Corp.	22,715	448,394
Prudential Financial, Inc. (a)	10,821	522,438
PulteGroup, Inc. (a)	106,838	1,207,269
QEP Resources, Inc.	52,601	1,579,608
QUALCOMM, Inc.	95,011	5,670,256
Quicksilver Resources, Inc. (a)	211,141	954,357
Reinsurance Group of America, Inc.	2,087	116,183
RenaissanceRe Holdings Ltd.	8,121	600,873
Rockwell Automation, Inc.	27,933	1,881,567

Common Stocks	Shares	Value
United States (concluded)
Ross Stores, Inc.	2,202	$146,301
SanDisk Corp. (a)(c)	59,943	2,465,456
Schlumberger Ltd.	58,846	4,193,366
Simon Property Group, Inc.	5,649	906,608
SM Energy Co.	20,272	954,608
The Southern Co.	23,771	1,144,574
Spirit AeroSystems Holdings, Inc., Class A (a)	49,671	1,167,268
The St. Joe Co. (a)	180,565	3,056,965
State Street Corp.	40,719	1,644,233
Stillwater Mining Co. (a)	45,012	399,707
Symantec Corp. (a)	62,296	981,162
Thermo Fisher Scientific, Inc.	20,366	1,133,775
Tiffany & Co.	18,150	996,979
Time Warner Cable, Inc.	18,219	1,547,340
Torchmark Corp.	2,927	145,618
The Travelers Cos., Inc.	27,714	1,736,282
U.S. Bancorp	65,363	2,189,660
Union Pacific Corp.	25,252	3,096,148
United Technologies Corp.	48,748	3,628,801
United Therapeutics Corp. (a)	5,858	320,901
UnitedHealth Group, Inc.	55,349	2,827,780
Universal Health Services, Inc., Class B (c)	26,480	1,034,838
Unum Group	5,663	106,974
Valero Energy Corp.	6,071	166,953
Verizon Communications, Inc.	81,950	3,699,223
Vertex Pharmaceuticals, Inc. (a)(c)	15,600	756,756
Viacom, Inc., Class B	8,753	408,853
Visa, Inc., Class A	28,660	3,699,146
Wal-Mart Stores, Inc. (c)	52,220	3,886,735
Waters Corp. (a)	13,156	1,019,327
Weatherford International Ltd. (a)(b)	52,689	634,902
WellPoint, Inc.	32,693	1,742,210
Wells Fargo & Co.	123,168	4,164,310
Western Digital Corp. (a)	4,185	166,437
The Western Union Co.	5,827	101,565
Whiting Petroleum Corp. (a)(b)(c)	55,550	2,244,220
Wyndham Worldwide Corp.	2,794	145,428
XL Group Plc	96,435	1,991,383
		352,337,275

Total Common Stocks – 92.4%		611,319,946

Corporate Bonds		Par (000)
China — 0.0%
China Milk Products Group Ltd.0.00, 1/15/12 (a)(f)(g)(h)	USD	1,000	150,000

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd.0.00, 10/18/10 (a)(f)(g)(h)	CNY	10,800	$16,974
India — 0.1%
REI Agro Ltd., 5.50%, 11/13/14 (d)(h)	USD	1,235	849,013
Singapore — 0.2%
Olam International Ltd., 6.00%, 10/15/16 (h)		1,000	1,067,500
Switzerland — 0.1%
Credit Suisse Group Capital (h):
Series B, 4.00%, 3/29/13	CHF	21	21,510
Series A, Series CS., 4.00%, 3/29/13		614	628,905
			650,415
United Kingdom — 0.6%
Delta Topco Ltd., 10.00%, 11/24/60 (h)(i)	USD	1,525	1,478,847
Lloyds TSB Bank Plc, 13.00% (f)(j)(k)	GBP	1,081	2,033,815
			3,512,662
Total Corporate Bonds – 1.0%			6,246,564

Investment Companies	Shares
United States — 3.3%
ETFS Gold Trust (a)	27,619	4,407,716
ETFS Palladium Trust (a)	9,427	546,483
ETFS Platinum Trust (a)	7,959	1,109,962
SPDR Gold Shares (a)	75,671	11,845,539
iShares Gold Trust (a)(l)	241,241	3,792,309
		21,702,009
Vietnam — 0.0%
Vinaland Ltd. (a)	179,262	86,135
Total Investment Companies – 3.3%		21,788,144

Preferred Stocks
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%	24,100	666,606
United States — 0.1%
PPL Corp., 9.50% (h)	13,300	722,855

Preferred Stocks	Shares	Value
Total Preferred Stocks – 0.2%		$1,389,461

Warrants (m)
Canada — 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/08, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00) (b)	36,725	14,282
United States — 0.0%
Ford Motor Co. (Issued/exercisable 3/31/10, 1 Share for 1 warrant, Expires 1/01/13, Strike Price USD 9.05)	134,367	99,432
Total Warrants – 0.0%		113,714
Total Long-Term Investments (Cost – $533,337,028) – 96.8%		640,857,829

Short-Term Securities		Beneficial Interest (000)
Money Market Funds – 0.6%
BlackRock Liquidity Series LLC, Money Market Series, 0.30% (l)(n)(o)	USD	4,059	4,058,801

Time Deposits		Par (000)
Australia — 0.0%
Brown Brothers Harriman & Co., 2.45%, 8/01/12	AUD	9	9,914
Canada — 0.0%
Brown Brothers Harriman & Co., 0.22%, 8/01/12	CAD	2	2,352
Europe — 0.0%
Brown Brothers Harriman & Co., 0.04%, 8/01/12	EUR	2	2,128
South Africa — 0.0%
Brown Brothers Harriman & Co., 3.95%, 8/01/12	ZAR	134	16,173

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Time Deposits (concluded)
Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.01%, 8/01/12	CHF	65	$66,550
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.07%, 8/01/12	GBP	1	1,726
Total Time Deposits – 0.0%			98,843
US Treasury Obligations – 3.3%
US Treasury Bills (p):
0.05%, 9/06/12	USD	4,170	4,169,790
0.06% - 0.09%, 9/13/12		8,530	8,529,198
0.06%, 9/27/12		1,350	1,349,865
0.07%, 10/04/12		250	249,969
0.09% , 10/11/12		2,500	2,499,551
0.09%, 10/18/12		1,740	1,739,661
0.10%, 11/01/12		3,400	3,399,175
			21,937,209
Total Short-Term Securities (Cost – $26,094,853) – 3.9%			26,094,853

Options Purchased	Contracts
Exchange-Traded Call Options — 0.1%
Anadarko Petroleum Corp., Strike Price USD 80.00, Expires 1/19/13	382	126,060
Goldcorp, Inc., Strike Price USD 40.00, Expires 10/20/12	150	14,925
Intel Corp., Strike Price USD 27.00, Expires 10/20/12	422	20,889
Nexen, Inc.:
Strike Price USD 17.00, Expires 9/22/12	255	216,750
Strike Price USD 19.00, Expires 12/22/12	255	182,325
SPDR Gold Trust, Strike Price USD 175.00, Expires 12/22/12	213	57,510
		618,459
Exchange-Traded Put Options — 0.1%
ConocoPhillips, Strike Price USD 70.00, Expires 1/19/13	797	292,897
Consol Energy, Inc., Strike Price USD 29.00, Expires 10/20/12	1,079	267,592
		560,489

Options Purchased	Contracts	Value
Over-the-Counter Call Options — 0.0%
Taiwan Taiex Index:
Strike Price TWD 8,807.55, Expires 9/18/13, Broker Credit Suisse Group AG	1,880	$5,061
Strike Price TWD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase & Co.	6,158	20,109
		25,170
Over-the-Counter Put Options — 0.0%
Mead Johnson Nutrition Corp., Strike Price USD 80.00, Expires 8/17/12, Broker Morgan Stanley	29,299	212,418
Total Options Purchased (Cost – $1,676,439) – 0.2%		1,416,536
Total Investments Before Options Written (Cost – $561,108,319*) – 101.0%		668,369,218

Options Written
Exchange-Traded Call Options — (0.3)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	277	(20,498)
Alcoa, Inc., Strike Price USD 10.00, Expires 1/19/13	820	(20,910)
Anadarko Petroleum Corp., Strike Price USD 95.00, Expires 1/19/13	382	(31,515)
Apple, Inc., Strike Price USD 450.00, Expires 1/19/13	61	(1,002,993)
Biomarin Pharmaceutical, Inc., Strike Price USD 45.00, Expires 8/18/12	127	(5,080)
Consol Energy, Inc., Strike Price USD 35.00, Expires 10/20/12	1,014	(35,997)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	151	(43,110)
Goldcorp, Inc., Strike Price USD 48.00, Expires 10/20/12	150	(2,100)
HCA Holdings, Inc., Strike Price USD 30.00, Expires 9/22/12	174	(6,960)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13	85	(17,850)
Oracle Corp., Strike Price USD 33.00, Expires 12/22/12	340	(30,770)
Potash Corp.:
Strike Price USD 47.50, Expires 9/22/12	118	(7,434)
Strike Price USD 50.00, Expires 12/22/12	114	(13,224)
Sandisk Corp.:
Strike Price USD 43.00, Expires 10/20/12	44	(9,812)
Strike Price USD 45.00, Expires 1/19/13	254	(70,612)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Universal Health Services, Inc., Strike Price USD 45.00, Expires 10/20/12	134	$(4,020)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13	57	(30,210)
Vertex Pharmaceuticals, Inc., Strike Price USD 40.00, Expires 1/19/13	156	(184,860)
Wal Mart Store, Inc., Strike Price USD 75.00, Expires 1/19/13	522	(143,289)
Whiting Petroleum Corp., Strike Price USD 52.50, Expires 1/19/13	146	(16,425)
		(1,697,669)
Exchange-Traded Put Options — (0.0)%
ConocoPhillips, Strike Price USD 55.00, Expires 1/19/13	797	(70,136)
Goldcorp, Inc., Strike Price USD 36.00, Expires 10/20/12	150	(37,650)
Intel Corp., Strike Price USD 25.00, Expires 10/20/12	422	(39,457)
Mattel, Inc., Strike Price USD 25.00, Expires 1/19/13	406	(9,135)
Nexen, Inc.:
Strike Price USD 16.00, Expires 9/22/12	26	(2,550)
Strike Price USD 16.00, Expires 12/22/12	13	(2,560)
		(161,488)
Over-the-Counter Call Options — (0.0)%
Canon Inc., Strike Price JPY 2,758.05, Expires 1/18/13, Broker Deutsche Bank AG	9,600	(19,571)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley	7,588	(23,551)
Mead Johnson Nutrition Co., Strike Price USD 100.00, Expires 1/18/13, Broker Morgan Stanley	29,299	(7,031)
Mitsui Fudosan Co. LTD, Strike Price JPY 1,521.73, Expires 1/18/13, Broker Citibank NA	10,800	(19,423)
Yamada Denki Co. LTD, Strike Price USD 4,347.00, Expires 1/18/13, Broker Citibank NA	4,200	(20,129)
		(89,705)

Options Written	Contracts	Value
Over-the-Counter Put Options — (0.0)%
Mead Johnson Nutrition Co., Strike Price USD 60.00, Expires 1/17/14, Broker Morgan Stanley	29,299	$(142,540)
Total Options Written (Premiums Received – $1,673,771) – (0.3)%		(2,091,402)
Total Investments, Net of Outstanding Options Written (Cost - $559,434,548) – 100.7%		666,277,816
Liabilities in Excess of Other Assets – (0.7)%		(4,520,414)
Net Assets – 100.0%		$661,757,402

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2012, as computed for federal income tax purposes, were as follows:

Tax cost	$576,534,176
Gross unrealized appreciation	$144,709,597
Gross unrealized depreciation	(52,874,555)
Net unrealized appreciation	$91,835,042

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Convertible security.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Variable rate security. Rate shown is as of report date.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at October 31, 2011	Beneficial Interest/ Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at July 31, 2012	Value at July 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—	—	—	—	$146
BlackRock Liquidity Series, LLC Money Market Series	$2,983,236	$1,075,565	[1]	—	$4,058,801	$4,058,801	—	$32,616
iShares Gold Trust	373,094	—		(131,853)	241,241	$3,792,309	$255,281	—
iShares Silver Trust	11,200	—		(11,200)	—	—	$208,333	—

[1]	Represents net shares/beneficial interest purchased.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Security was purchased with the cash collateral from loaned securities.

(o)	Represents the current yield as of report date.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)
CNY	Chinese Renminbi
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
RUB	Russian Rouble
SGD	Singapore Dollar
S&P	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipts
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Financial futures contracts purchased as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
13	CAC 40 Index	LIFFE	September 2012	EUR	$427,115	$44,355
4	DAX Index	Eurex	September 2012	EUR	678,400	77,382
8	FTSE 100 Index	LIFFE	September 2012	GBP	448,480	(4,852)
4	Hang Seng Index	Hong Kong Futures Exchange	August 2012	HKD	3,942,800	24,426
3	MSCI Singapore Index	Singapore Exchange	August 2012	SGD	208,320	1,578
8	MSCI Taiwan Index	Singapore Exchange	August 2012	USD	202,880	6,048
45	Nikkei 225 Index	Tokyo Stock Exchange	September 2012	JPY	193,275,000	2,561
230	S&P 500 E-Mini Index	Chicago Mercantile	September 2012	USD	15,807,900	626,267
8	S&P TSE 60 Index	Toronto Exchange	September 2012	CAD	1,062,560	8,476
5	SPI 200 Index	Australian Securities Exchange	September 2012	AUD	528,375	11,934
Total						$798,175

•	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	332,374	USD	54,739	UBS AG	8/01/12	$215
EUR	401,460	USD	492,070	Credit Suisse Group AG	8/01/12	1,887
USD	641	CAD	645	Brown Brothers Harriman & Co.	8/01/12	(1)
USD	85	CAD	85	UBS AG	8/01/12	—
USD	559,148	GBP	356,463	Credit Suisse Group AG	8/01/12	267
USD	83,782	HKD	649,629	Brown Brothers Harriman & Co.	8/01/12	10
USD	12,161	JPY	950,775	UBS AG	8/01/12	(9)
CAD	35,871	USD	35,832	Barclays Bank Plc	8/02/12	(63)
CHF	21,000	USD	21,542	Deutsche Bank Securities Inc.	8/02/12	(33)
DKK	336,041	USD	55,661	UBS AG	8/02/12	(100)
EUR	275,166	USD	339,032	Barclays Bank Plc	8/02/12	(468)
USD	1,710	CAD	1,714	Brown Brothers Harriman & Co.	8/02/12	1
USD	51	EGP	313	Brown Brothers Harriman & Co.	8/02/12	—
USD	189,221	GBP	120,615	Barclays Bank Plc	8/02/12	114
USD	263,486	JPY	20,579,545	Brown Brothers Harriman & Co.	8/02/12	67
USD	977	EGP	5,943	Brown Brothers Harriman & Co.	8/06/12	(1)
CHF	2,061,729	USD	2,100,652	Brown Brothers Harriman & Co.	8/13/12	13,671
JPY	83,454,934	USD	1,062,000	Brown Brothers Harriman & Co.	8/13/12	6,683
SGD	8,392,506	USD	6,636,674	Brown Brothers Harriman & Co.	8/13/12	110,780
USD	4,355,876	CAD	4,423,288	Brown Brothers Harriman & Co.	8/13/12	(59,933)
USD	1,194,000	CAD	1,204,080	Brown Brothers Harriman & Co.	8/13/12	(8,044)
USD	25,726,367	EUR	21,027,138	Brown Brothers Harriman & Co.	8/13/12	(170,650)
USD	2,654,000	EUR	2,165,147	Brown Brothers Harriman & Co.	8/13/12	(12,594)
USD	9,090,322	GBP	5,847,705	Brown Brothers Harriman & Co.	8/13/12	(81,742)
USD	199,000	GBP	126,671	Brown Brothers Harriman & Co.	8/13/12	318
USD	16,011,150	JPY	1,268,027,054	Brown Brothers Harriman & Co.	8/13/12	(226,583)
USD	974,591	RUB	31,945,150	Brown Brothers Harriman & Co.	8/14/12	(16,278)
BRL	5,693,228	USD	2,780,168	Brown Brothers Harriman & Co.	8/17/12	(13,767)
USD	2,299,192	KRW	2,662,464,000	Brown Brothers Harriman & Co.	8/17/12	(53,210)
Total						$(509,463)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instrument and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$707,235	—	—	$707,235
Australia	—	$3,778,105	—	3,778,105
Belgium	—	784,028	—	784,028
Brazil	13,912,886	—	—	13,912,886
Canada	25,434,438	—	$1	25,434,439
Chile	542,366	—	—	542,366
China	—	8,893,864	—	8,893,864
Denmark	—	401,303	—	401,303
Egypt	21,466	—	—	21,466
France	2,474,560	11,552,808	—	14,027,368
Germany	—	23,618,770	—	23,618,770
Hong Kong	—	7,596,221	—	7,596,221
India	—	233,748	—	233,748
Indonesia	—	633,156	—	633,156
Ireland	834,568	—	—	834,568
Israel	2,591,900	—	—	2,591,900
Italy	—	4,630,882	—	4,630,882
Japan	—	57,770,311	—	57,770,311
Kazakhstan	—	1,218,221	—	1,218,221
Malaysia	1,655,063	1,838,120	—	3,493,183
Mexico	2,617,720	—	—	2,617,720
Netherlands	2,175,737	3,774,586	—	5,950,323
Norway	—	1,129,910	—	1,129,910
Philippines	494,974	—	—	494,974
Portugal	—	242,832	—	242,832

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments:
Long Term Investments:
Common Stocks:
Russia	$1,359,470	$1,240,742	—	$2,600,212
Singapore	—	9,490,950	—	9,490,950
South Africa	1,151,787	737,754	—	1,889,541
South Korea	2,200,945	7,592,534	—	9,793,479
Sweden	—	424,227	—	424,227
Switzerland	597,925	9,481,361	—	10,079,286
Taiwan	1,217,509	3,571,293	—	4,788,802
Thailand	3,121,578	—	—	3,121,578
Turkey	—	516,068	—	516,068
United Arab
Emirates	312,445	—	—	312,445
United
Kingdom	11,462,848	22,029,046	$914,410	34,406,304
United States	352,337,275	—	—	352,337,275
Corporate Bonds	—	3,971,838	2,274,726	6,246,564
Investment
Companies	21,788,144	—	—	21,788,144
Preferred Stocks	1,389,461	—	—	1,389,461
Warrants	113,714	—	—	113,714
Short-Term Securities:

Money Market
Funds	—	4,058,801	—	4,058,801
Time Deposits	—	98,843	—	98,843
US Treasury
Obligations	—	21,937,209	—	21,937,209
Total	$450,516,014	$213,247,531	$3,189,137	$666,952,682

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets
Equity contracts	$1,981,975	$237,588	—	$2,219,563
Foreign currency exchange contracts	—	134,013	—	134,013
Liabilities
Equity contracts	(1,864,009)	(232,245)	—	(2,096,254)
Foreign currency exchange contracts	(643,476)			(643,476)
Total	$117,966	$(504,120)	—	$(386,154)

[1]

Derivative finanical instruments are financial futures contracts, foreign currency exchange contracts, and options. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	13

Consolidated Schedule of Investments (concluded)	BlackRock Global Dynamic Equity Fund

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for Financial Futures Contracts	$600,000	—	—	$600,000
Foreign currency	294,506	—	—	294,506
Liabilities:
Bank overdraft	—	$(207,254)	—	(207,254)
Collateral on securities loaned at value	—	(4,058,801)	—	(4,058,801)
Total	$894,506	$(4,266,055)	—	$(3,371,549)

There were no transfers between levels during the period ended July 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2012	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: September 25, 2012